Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Sep. 30, 2024
Minimum [Member] | E-bicycle Charging Piles [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	2 years 6 months
Minimum [Member] | Furniture, fixtures and office equipment [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	4 years
Maximum [Member] | E-bicycle Charging Piles [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture, fixtures and office equipment [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	10 years